UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable
Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Prudential MEDLEY Program

Semiannual Report to Participants

June 30, 2004

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777
A Prudential Financial company

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program and current performance results. The performance results show historical investment performance after the deduction of investment management fees, investment-related expenses, and any product charges, including the maximum possible withdrawal charges.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ, 07102-3777 and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of the VCA-10, Capital Growth Account; VCA-11, Money Market Account; and The Prudential Series Fund, Inc.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of June 30, 2004, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

The accompanying financial statements as of June 30, 2004, were not audited, and accordingly, no opinion is expressed on them.

The Prudential MEDLEY Program	Semiannual Report	June 30, 2004

Table of Contents

Letter to Participants

VCA-10 CAPITAL GROWTH ACCOUNT
Financial Statements
VCA-11 MONEY MARKET ACCOUNT
Financial Statements
VCA-24 THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
Stock Index Portfolio

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your life variable insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential MEDLEY Program	Semiannual Report	June 30, 2004

Letter to Participants

•	DEAR PARTICIPANTS,

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines. This reaction is understandable, given the unsettled global political climate and the potential for rising short-term interest rates. However, too much time on the sidelines can make it difficult to achieve long-term goals. We recommend a different approach.

A broadly diversified portfolio through asset allocation can help you better manage downside risk by avoiding overexposure to any specific asset class. And this strategy may better position your investments to capture more upside performance as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming. With the proper asset allocation in your portfolio, it will be easier for you to stay focused on achieving your long-term goals.

Prudential is committed to providing you with the financial solutions to help you grow and protect your wealth. We thank you for your confidence in our products and look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.	Judy A. Rice,
Chairperson,	Chairperson,
The Prudential Series Fund, Inc.	Variable Contract Accounts 10 & 11

The Prudential Capital Growth Account (VCA-10)

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year	Inception Date
Captial Growth Account (VCA-10)[1]	1.63%	21.74%	–0.65%	–1.43%	7.88%	08/01/1982

These results represent past performance and are not indicative of future performance. Current performance may be lower or higher than the past performance data quoted. Investment return and principal value of the Capital Growth Account will fluctuate resulting in a value that may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made.

Investment in the Captial Growth Account involves various risks that are more fully described in the prospectus. For more information about the Account, including charges and expenses, please see the prospectus. Please read it carefully before investing.

[1]	The Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees, but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values. Past performance is not indicative of future returns.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2004

LONG-TERM INVESTMENTS — 99.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.6%
Lockhead Martin Corp.	64,900	3,379,992
Northrop Grumman Corp.	65,600	3,522,720

		6,902,712

Biotechnology — 3.4%
Amgen, Inc. (a)	50,600	2,761,242
Gilead Sciences, Inc. (a)	52,000	3,484,000
MedImmune, Inc. (a)	114,900	2,688,660

		8,933,902

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	26,100	2,457,576
Merrill Lynch & Co.	49,700	2,682,806

		5,140,382

Chemicals — 1.1%
Agrium, Inc.	205,800	2,994,390

Commercial Banks — 2.5%
Bank of America Corp.	17,000	1,438,540
Bank One Corp.	104,800	5,344,800

		6,783,340

Commercial Services & Supplies — 1.9%
Apollo Group, Inc.—Cl. A (a)	21,900	1,933,551
Cendant Corp.	131,300	3,214,224

		5,147,775

Communications Equipment — 1.2.%
Nortel Networks Corp. (Canada) (a)	634,900	3,168,151

Computers & Peripherals — 2.3%
Hewlett-Packard Co.	126,630	2,671,893
International Business Machines Corp.	38,900	3,429,035

		6,100,928

Consumer Finance — 1.9%
American Express Co.	99,900	5,132,862

Containers & Packaging — 1.7%
Temple-Inland, Inc.	65,800	4,556,650

Diversified Financial Services — 2.9%
Citigroup, Inc.	103,030	4,790,895
Principal Financial Group, Inc.	85,300	2,966,734

		7,757,629

Electric Utilities — 2.3%
Exelon Corp.	81,000	2,696,490
FirstEnergy Corp.	90,600	3,389,346

		6,085,836

Electronic Equipment & Instruments — 1.7%
Agilent Technologies, Inc. (a)	151,100	4,424,208

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Energy Equipment & Services — 7.1%
BJ Services Co. (a)	112,700	5,166,168
ENSCO International, Inc.	93,100	2,709,210
Schlumberger Ltd.	54,000	3,429,540
Smith International, Inc. (a)	60,700	3,384,632
Weatherford International Ltd. ADR (Bermuda) (a)	97,300	4,376,554

		19,066,104

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	72,400	2,973,468
Kroger Co. (The) (a)	125,400	2,282,280

		5,255,748

Health Care Equipment & Supplies — 1.0%
Medtronic, Inc.	34,900	1,700,328
Guidant Corp.	18,300	1,022,604

		2,722,932

Health Care Providers & Service — 1.5%
Caremark Rx, Inc. (a)	122,700	4,041,738

Hotels Restaurants & Leisure — 1.9%
Brinker International, Inc. (a)	78,800	2,688,656
Wendy's International, Inc.	66,300	2,309,892

		4,998,548

Industrial Conglomerates — 3.2%
General Electric Company	92,800	3,006,720
Tyco International Ltd. (Bermuda)	166,300	5,511,182

		8,517,902

Insurance — 3.1%
Loews Corp.	77,700	4,658,892
XL Capital Ltd.-Cl. A (Bermuda)	46,914	3,540,130

		8,199,022

Internet & Catalog Retail — 1.0%
InterActiveCorp. (a)	87,700	2,643,278

Media — 3.9%
DirecTV Group, Inc. (The) (a)	160,360	2,742,156
Univision Communications, Inc. — Cl. A (a)	104,400	3,333,492
Viacom, Inc.-Cl. B	118,700	4,239,964

		10,315,612

Metals & Mining — 7.4%
Alcoa, Inc.	109,500	3,616,785
Alumina Ltd. ADR (a)	201,600	3,013,920
Companhia Vale do Rio Doce ADR (Brazil) (a)	110,800	5,268,540
Freeport-McMoRan Cooper & Gold, Inc. —Cl. B	148,300	4,916,145
Newmont Mining Corp.	78,600	3,046,536

		19,861,926

Multiline Retail — 1.1%
Target Corp.	70,500	2,994,135

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2004

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Multi-Utilities & Unregulated Power — 2.5%
Constellation Energy Group, Inc.	68,500	2,596,150
Sempra Energy	116,800	4,021,424

		6,617,574

Office Electronics — 1.8%
Xerox Corp. (a)	334,000	4,843,000

Oil & Gas — 7.0%
Apache Corp.	67,090	2,921,770
Kerr-McGee Corp.	41,300	2,220,701
Nexen, Inc. (Canada) (a)	70,300	2,743,106
Suncor Energy, Inc. (Canada) (a)	204,900	5,247,489
Total Fina Elf S.A. ADR (France)(a)	57,700	5,543,816

		18,676,882

Personal Products — 1.5%
Avon Products, Inc.	88,400	4,078,776

Pharmaceuticals — 11.5%
Allergan, Inc.	36,700	3,285,384
AstraZeneca PLC ADR (United Kingdom)	59,700	2,724,708
Eli Lilly & Co.	62,200	4,348,402
IVAX Corp. (a)	36,300	870,837
Novartis AG	69,700	3,101,650
Pfizer, Inc.	165,840	5,684,995
Roche Holdings Ltd. ADR (a)	30,300	3,000,306
Sepracor, Inc. (a)	95,100	5,030,790
Wyeth	74,500	2,693,920

		30,740,992

Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	199,800	5,514,480
Texas Instruments, Inc.	148,300	3,585,894
Marvell Technology Group Ltd. (a)	121,400	3,241,380
Maxim Integrated Products, Inc.	51,900	2,720,598
National Semiconductor Corp. (a)	118,800	2,612,412

		17,674,764

Software — 5.7%
Electronic Arts, Inc. (a)	91,200	4,974,960
Microsoft Corp.	212,700	6,074,712
PeopleSoft, Inc. (a)	72,000	1,332,000
SAP AG ADR (Germany)	34,800	1,454,988
Symantec Corp. (a)	28,500	1,247,730

		15,084,390

Specialty Retail — 1.0%
Bed, Bath & Beyond, Inc. (a)	70,000	2,691,500

Tobacco — 1.1%
Altria Group, Inc.	60,800	3,043,040

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC ADR (United Kingdom)(a)	14,300	316,030

TOTAL LONG-TERM INVESTMENTS
(Cost $209,909,542)		$265,512,658

SHORT-TERM INVESTMENTS — 0.7%		Value (Note 2)
MONEY MARKET	Shares
Prudential Core Investment Fund- Taxable Money Market Series 1.190%, 07/01/2004 (Cost $1,887,809; Note 4)		$1,887,809

TOTAL INVESTMENTS — 100.1%
(Cost $211,797,351)		$267,400,467

OTHER ASSETS, LESS LIABILITIES — 0.1%
Dividends and Interest Receivable		343,731
Receivable for Securities Sold		1,237,164
Payable for Securities Purchased		(1,586,144)
Payable to Custodian		(137,620)
Payable for Pending Capital Transactions		(13,109)

LIABILITIES IN EXCESS OF OTHER ASSETS		(155,978)

NET ASSETS — 100%		$267,244,489

NET ASSETS, representing:
Equity of Participants 38,080,812 Accumulation Units at an Accumulation Unit Value of $6.9794		265,780,783
Equity of The Prudential Insurance Company of America		1,463,706

		$267,244,489

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $62,341 foreign withholding tax)	$1,750,676
EXPENSES
Fees Charged to Participants for Investment Management Services	(330,599)
Fees Charged to Participants for Administrative Expenses	(993,796)
Total Expenses .	(1,324,395)
NET INVESTMENT INCOME	426,281
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	2,852,672
Net Change in Unrealized Appreciation on Investments	1,094,244
NET GAIN ON INVESTMENTS	3,946,916
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,373,197

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
NET OPERATIONS
Net Investment Income	$426,281	$1,040,590
Net Realized Gain (Loss) on Investment Transactions	2,852,672	(4,381,884)
Net Change In Unrealized Appreciation on Investments	1,094,244	74,527,657
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,373,197	71,186,363
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	7,849,687	15,465,366
Withdrawals and Transfers Out	(14,983,953)	(29,568,959)
Annual Account Charges Deducted from Participants’ Accounts	(5,776)	(55,192)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(7,140,042)	(14,158,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(79,861)	123,757
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,846,706)	57,151,335
NET ASSETS
Beginning of period	$270,091,195	212,939,860
End of period	$267,244,489	$270,091,195

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Investment Income	$.0452		$.0827	$.0760	$.0963	$.1108	$.1232
Expenses
Investment management fee	(.0086)		(.0142)	(.0143)	(.0172)	(.0173)	(.0172)
Administrative expenses	(.0258)		(.0424)	(.0429)	(.0511)	(.0515)	(.0513)
Net Investment Income	.0108		.0261	.0188	.0280	.0420	.0547
Capital Changes
Net realized gain (loss) on investment transactions	.0734		(.0999)	(.6619)	(.5812)	.4789	.2537
Net change in unrealized appreciation (depreciation) on investments	.0277		1.8517	(.8691)	(.2203)	.0322	(.2814)
Net Increase (Decrease) in Accumulation Unit Value	.1119		1.7779	(1.5122)	(.7735)	.5531	.0270
Accumulation Unit Value
Beginning of period	6.8675		5.0896	6.6018	7.3753	6.8222	6.7952
End of period	$6.9794		$6.8675	$5.0896	$6.6018	$7.3753	$6.8222
Total Return**	1.63%		34.93%	(22.91)%	(10.49)%	8.10%	.40%
Ratio of Expenses To Average Net Assets***	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.31	%†	.45%	.33%	.40%	.60%	.79%
Portfolio Turnover Rate	28	%††	63%	70%	79%	77%	82%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	38,081		39,109	41,632	44,444	50,430	63,330

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for period less than one year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-10.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Investments in mutual funds are valued at their net asset value.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to Prudential, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. Prudential may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years of participation in the Program. For the six months ended June 30, 2004 and December 31, 2003, Prudential has advised the Account that it has received deferred sales charges of $3,410 and $1,575 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $75,114,053 and $73,224,334, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Account earned $15,063, from the Series by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2004 and December 31, 2003, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
Units issued	1,126,659	2,704,350
Units redeemed	(2,155,208)	(5,227,222)
Net decrease	(1,028,549)	(2,522,872)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) Prudential’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2004, $405,504 in participant loans were withdrawn from VCA-10 and $225,825 of principal and interest was repaid to VCA-10. For the year ended December 31, 2003, $767,325 in participant loans were withdrawn from VCA-10 and $427,752 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2004, Prudential has advised the Account that it received $3,973 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Account. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Account.

The reports on the financial statements of the Account audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Account and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Money Market Account (VCA-11)

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year	Inception Date
Money Market Account (VCA-11)[1]	0.08%	0.16%	0.83%	–2.51%	3.62%	08/01/1982
Money Market Account (VCA-11)
7-Day Current Net Yield[2]: 0.24%

These results represent past performance and are not indicative of future performance. Current performance may be lower or higher than the past performance data quoted. Investment return and principal value of the Money Market Account will fluctuate resulting in a value that may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made.

Investment in the Account involves various risks that are more fully described in the prospectus. For more information about the Account, including charges and expenses, please see the prospectus. Please read it carefully before investing.

[1]	The Money Market Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees, but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values. Past performance is not indicative of future returns.
[2]	For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2004

SHORT-TERM INVESTMENTS — 99.8%	Principal Amount	Value (Note 2)
Certificates of Deposit – Yankee — 5.1%
Rabobank Nederland N.V.,
1.23%, 10/1/2004	$900	$899,608
Bank of Nova Scotia,
1.27%, 3/29/2005	3,000	2,999,663

		3,899,271

Commercial Paper – U.S. — 28.6%
Cafco LLC,
1.32%, 8/11/2004	2,000	1,995,747
Citicorp Inc.,
1.33%, 7/29/2004	3,070	3,066,597
CXC Inc.,
1.13%, 7/13/2004	1,207	1,205,257
Falcon Asset Securitization Corp.,
1.28%, 7/26/2004	3,750	3,745,733
Independence Funding LLC,
1.14%, 7/9/2004	3,500	3,496,675
Long Lane Master Trust,
1.11%, 7/12/2004	1,000	998,158
1.12%, 7/12/2004	2,639	2,633,992
Morgan Stanley,
1.14%, 7/12/2004	1,000	998,575
Triple A Funding One Corp.,
1.18%, 7/8/2004	1,151	1,150,095
Windmill Funding Corp.
1.10%, 7/7/2004	2,469	2,465,831

		21,756,660

Commercial Paper – Yankee — 14.7%
ANZ (Delaware) Inc.,
1.32%, 8/10/2004	2,100	2,095,611
Bank of Ireland,
1.11%, 8/2/2004	1,000	994,481
Banque Et Caisse,
1.09%, 7/6/04	1,000	995,519
HBOS Treasury Services PLC,
1.09%, 8/11/2004	1,000	994,883
Royal Bank of Scotland,
1.20%, 8/6/2004	2,657	2,650,712
Societe Generale NA,
1.26%, 8/10/2004	3,500	3,494,120

		11,225,326

Other Corporate Obligations – U.S. — 16.4%
American Express Credit Corp.,
1.30%, Medium Term Note, 7/5/2005	1,000	1,000,000
Bayerische Landesbank,
5.00%, Medium Term Note, 7/20/2004	3,000	3,006,084
General Electric Capital Assurance,
1.36%, Medium Term Note, 7/22/2004	1,000	1,000,000
General Electric Capital Corp.,
1.25%, Medium Term Note, 2/1/2005	500	516,135
1.25%, Coupon Issue, 4/5/2005	1,000	1,000,000

SHORT-TERM INVESTMENTS (Continued)	Principal Amount	Value (Note 2)
Other Corporate Obligations – U.S. (cont’d)
Goldman, Sachs & Co.,
1.57%, Medium Term Note, 7/13/2005	$1,000	$1,000,938
Merrill Lynch & Co., Inc.,
1.34%, Medium Term Note, 8/11/2004	1,000	1,000,000
Metropolitan Life Insurance Co.,
1.22%, Medium Term Note, 10/4/2004	1,000	1,000,000
Morgan Stanley,
1.36%, Medium Term Note, 8/15/2005	2,000	2,000,000
Pacific Life Insurance Co.,
1.66%, Medium Term Note, 7/15/2005	1,000	1,000,000

		12,523,157

Other Corporate Obligations – Yankee — 1.3%
Royal Bank of Canada,
1.16%, Medium Term Note, 8/10/2005	1,000	1,000,000
U.S. Government Agencies — 14.2%
Federal Home Loan Banks, Notes,
7.36%, Coupon Issue, 7/1/2004	325	325,000
1.04%, Coupon Issue, 1/5/2005	1,000	1,000,000
1.45%, Coupon Issue, 3/11/2005	1,000	1,000,000
Federal Farm Credit Bank,
1.55%, Coupon Issue, 8/11/2004	1,000	1,000,479
Federal Home Loan Mortgage Corp.,
1.52%, Medium Term Note, 12/24/2004	1,000	1,000,000
Federal National Mortgage Association,
1.10%, Coupon Issue, 8/9/2004	2,000	1,988,450
6.50%, Coupon Issue, 8/15/2004	1,000	1,006,617
1.40%, Medium Term Note, 3/29/2005	1,000	1,000,000
1.80%, Medium Term Note, 5/27/2005	2,500	2,500,000

		11,820,546

Repurchase Agreement(a) — 19.5%
Credit Suisse First Boston Corp.,
1.10%, dated 6/25/04, due 7/2/04 in the
amount of $4,760,018 (cost $4,759,000;
the value of the collateral including
accrued interest was $4,858,696)	4,759	4,759,000
Goldman, Sachs & Co.,
1.38%, dated 6/30/04, due 7/2/04 in the
amount of $3,091,237 (cost $3,091,000;
the value of the collateral including
accrued interest was $3,152,820)	3,091	3,091,000
UBS Warburg LLC,
1.60%, dated 6/30/04, due 7/1/04 in the
amount of $7,000,311 (cost $7,000,000;
the value of the collateral including
accrued interest was $7,140,385)	7,000	7,000,000

		14,850,000

TOTAL INVESTMENTS
(Cost $76,074,960)		76,074,960

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2004

Value (Note 2)
OTHER ASSETS, LESS LIABILITIES — 0.2%
Interest Receivable	$208,244
Payable to Custodian	(446)
Payable for Pending Capital Transactions	(70,906)

OTHER ASSETS IN EXCESS OF LIABILITIES	136,892

Net Assets — 100%	$76,211,852

Net Assets, representing:
Equity of Participants — 25,621,148 Accumulation Units at an Accumulation Unit Value of $2.9458	75,474,237
Equity of The Prudential Insurance Company of America	737,615

$76,211,852

(a)	Repurchase agreements are collateralized by federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$439,457
Realized Gain on Investment Transactions	6
Total	439,463
EXPENSES
Fees Charged to Participants for Investment Management Services	(93,903)
Fees Charged to Participants for Administrative Expenses	(282,170)
Total Expenses	(376,073)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,390

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,390	$244,528
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	10,351,937	22,781,406
Withdrawals and Transfers Out	(13,215,104)	(33,118,598)
Annual Account Charges Deducted from Participants’ Accounts	(5,769)	(50,892)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,868,936)	(10,388,084)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	—	(9,788)
TOTAL DECREASE IN NET ASSETS	(2,805,546)	(10,153,344)
NET ASSETS
Beginning of period	79,017,398	89,170,742
End of period	$76,211,852	$79,017,398

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003	2002	2001	2000	1999
Investment Income	$.0169	$.0374	$.0566	$.1255	$.1772	$.1378
Expenses
Investment management fee	(.0037)	(.0073)	(.0072)	(.0072)	(.0068)	(.0065)
Administrative expenses	(.0108)	(.0220)	(.0218)	(.0214)	(.0204)	(.0194)
Net Increase in Accumulation Unit Value	.0024	.0081	.0276	.0969	.1500	.1119
Accumulation Unit Value
Beginning of period	2.9434	2.9353	2.9077	2.8108	2.6608	2.5489
End of period	$2.9458	$2.9434	$2.9353	$2.9077	$2.8108	$2.6608
Total Return**	0.08%	0.28%	0.95%	3.45%	5.63%	4.39%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	.99%
Ratio Of Net Investment Income To Average Net Assets***	0.16%†	0.28%	0.94%	3.38%	5.53%	4.29%
Number of Accumulation Units Outstanding
For Participants at end of year (000’s omitted)	25,621	26,594	30,128	27,387	28,305	34,100

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for period less than a full year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-11.
†	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes: The operations of VCA-11 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States Financial Institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to Prudential, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. Prudential may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a contract.

Prudential, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years of participation in the Program. For the six months ended June 30, 2004 and the year ended December 31, 2003, Prudential has advised the Account that it received deferred sales charges of $2,803 and $2,251, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the year ended December 31, 2003 and the six months ended June 30, 2004, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2004	2003
Units issued	3,517,214	7,736,532
Units redeemed	(4,490,425)	(11,270,057)
Net decrease	(973,211)	(3,533,525)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) Prudential’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2004, $142,020 in participant loans were withdrawn from VCA-11 and $155,230 of principal and interest was repaid to VCA-11. For the year ended December 31, 2003, $410,253 in participant loans were withdrawn from VCA-11 and $451,029 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2004, Prudential has advised the Account that it received $4,552 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Account. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Account.

The reports on the financial statements of the Account audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Account and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

VCA 10 & VCA 11
Semiannual Report
June 30, 2004

Board of Directors

David E. A. Carson	Stephen D. Stoneburn
Formerly Director, Chairman,	President and CEO of
CEO and President of People’s Bank	Quadrant Media Corp.

Robert E. La Blanc	Clay T. Whitehead
President of Robert E. La Blanc	President of National
Associates, Inc.	Exchange Inc.

Douglass H. McCorkindale	Judy A. Rice
Chairman, CEO and President of	President, CEO, COO and
Gannett Co. Inc.	Officer-in-Charge of
Prudential Investments LLC

Richard A. Redeker	Robert F. Gunia
Management Consultant	Executive Vice President,
Chief Administrative Officer,
Prudential Investments LLC

Robin B. Smith
Chairman of the Board of
Publishers Clearing House

E-1

The Prudential Series Fund, Inc.

The following pages represent information on The Prudential Series Fund, Inc. Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund, Inc. (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund, Inc., which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

VCA - 24 (Prudential Series Fund Portfolios)

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year/Since Inception	Inception Date
Conservative Balanced Portfolio[1,2,3]	1.96%	11.27%	2.94%	1.96%	6.89%	05/13/1983
Diversified Bond Portfolio[1,2,3]	0.17%	1.59%	5.41%	6.43%	7.08%	05/13/1983
Equity Portfolio[1]	2.78%	20.69%	-0.36%	-1.25%	9.20%	05/13/1983
Flexible Managed Portfolio[1,2,3]	3.33%	15.49%	2.59%	0.96%	7.70%	05/13/1983
Global Portfolio[4]	0.65%	17.58%	-3.08%	-1.54%	6.43%	09/19/1988
Government Income Portfolio[2,5]	-0.09%	-0.66%	6.65%	6.91%	7.16%	05/01/1989
Stock Index Portfolio	3.23%	18.58%	-0.97%	-2.40%	11.54%	10/19/1987

Past performance is not indicative of future returns and current performance may be lower or higher than the past performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

[1]	The Portfolio may invest in foreign securities, which are subject to the risks of currency fluctuation and the impact of social, political, and economic change.
[2]	The Portfolio may invest in derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.
[3]	High yield bonds, also known as “junk” bonds, are subject to great credit and market liquidity risks, which may result in greater share price volatility.
[4]	Foreign investments are subject to the risks of currency fluctuation and the impact of social, political, and economic change, which may result in greater share price volatility.
[5]	The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio, and not to the value of the Portfolio’s shares.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

(800) 458-6333

8 a.m. – 8 p.m. Eastern time

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

PRESORTED STANDARD U.S. POSTAGE PAID PRUDENTIAL
30 Scranton Office Park
Scranton, PA 18507-1789

IFS-A077689 MD.RS.011 Ed. 7/31/2004	Printed in the U.S.A. on recycled paper.

Item 2 – Code of Ethics –– Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-10

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.